Basis of Presentation and General Information-Disposal of Subsidiary (Details) (USD $)	12 Months Ended			1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 [DisposalOfBetSubsidiaryMember]	Dec. 31, 2012 [SaleOfVesselBetPrinceMember]	Jan. 29, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Jul. 19, 2013 [SaleOfThreeSubsidiariesUnderUobFacilityMember]
Disposal of BET description		On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. ("IMI?), to sell its ownership interest in BET, for a nominal cash consideration. In addition, the Company released BET from all of its obligations and liabilities towards the Company. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation. On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince, proceeds of which were used to repay part of the then outstanding debt. IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities were recognized as an equity transaction within Additional paid-in capital.
Percentage of ownership interest in subsidiary	100.00%	100.00%
Nominal cash consideration for subsidiary sale		$ 1
Subsidiary obligations toward parent company released upon sale of subsidiary		3,508,000
Gross proceeds from vessel sales			8,330,000
Gain from disposal of subsidiary under common control		5,213,000
Percentage in subsidiary sold				100.00%	100.00%
Outstanding debt and accrued interest discharged				30,310,000
Outstanding debt accrued interest and swap liabilities discharged					39,533,000
Gain from sale of subsidiaries				5,538,000	20,181,000
Gain per share (basic and diluted) from sale of subsidiaries				$ 0.46	$ 1.69
Escrow deposit date for sale of subsidiary					May 16, 2013
Escrow deposit amount for sale of subsidiary					$ 1,000,000